Contingent Liabilities and Commitments - Summary of Pledged Assets (Detail) - Dec. 31, 2023 ₩ in Millions, ¥ in Millions, $ in Millions	KRW (₩)	CNY (¥)	USD ($)
LG Electronics Inc. [member] | Property, plant and equipment and others [member]
Disclosure of contingent liabilities [line items]
Carrying amount	₩ 507,234
Maximum bond amount	1,200,000
Borrowing amount	1,000,000
Korea development bank and others [member] | Property, plant and equipment and others [member]
Disclosure of contingent liabilities [line items]
Carrying amount	89,703
Maximum bond amount	326,400
Borrowing amount	272,000
Korea Development Bank and others [member] | Property, plant and equipment and others [member]
Disclosure of contingent liabilities [line items]
Carrying amount	264,335
Maximum bond amount	780,000
Borrowing amount	200,000
China Construction Bank Corporation and others [member] | Property, plant and equipment and others [member]
Disclosure of contingent liabilities [line items]
Carrying amount	711,885
Borrowing amount | ¥		¥ 9,330
Shinhan Bank and others [member]
Disclosure of contingent liabilities [line items]
Borrowing amount	450,000
Shinhan Bank and others [member] | Deposits in banks and others [member]
Disclosure of contingent liabilities [line items]
Carrying amount | ¥		¥ 5,825
Maximum bond amount	₩ 1,053,338
Borrowing amount | $			$ 400